Foreign currency (losses) gains, net	12 Months Ended
Dec. 31, 2024
Foreign currency (losses) gains, net
Foreign currency (losses) gains, net

Note 8. Foreign currency (losses) gains, net

The following table represents foreign currency losses and gains, net:

	Years Ended December 31,
in €‘000	2024	2023	2022
Foreign currency gains	50,707	65,594	101,627
Foreign currency losses	(88,930)	(42,389)	(74,937)
Total	(38,223)	23,205	26,690

For additional information related to the Company’s exposure to foreign currency, refer to Note 24.6.